INTANGIBLE ASSETS (Tables)	12 Months Ended
Jan. 01, 2022
Intangible Assets
SCHEDULE OF BREAKDOWN OF INTANGIBLE ASSETS

The following provides a breakdown of intangible assets as of:

	January 1, 2022
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,553	2,497	21,725	33,775
Accumulated amortization	(4,969)	(2,497)	(12,660)	(20,126)
Intangible assets, net	$4,584	0	9,065	13,649

	January 2, 2021
	Tradenames	Non-Compete	Customer Relationships	Total
Intangible assets, gross	$9,582	2,500	21,810	33,892
Accumulated amortization	(4,283)	(2,440)	(11,152)	(17,875)
Intangible assets, net	$5,299	60	10,658	16,017

SCHEDULE OF ESTIMATED ANNUAL AMORTIZATION EXPENSE FOR EACH OF THE NEXT FIVE FISCAL YEARS

As of January 1, 2022, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal year ended December	Amount
2022	2,243
2023	2,243
2024	2,243
2025	2,173
2026	2,018
Thereafter	2,729
Total	$13,649